Disposal of assets and other changes in organizational structure	6 Months Ended
Jun. 30, 2022
Disposal Of Assets And Other Changes In Organizational Structure
Disposal of assets and other changes in organizational structure

22.	Disposal of assets and other changes in organizational structure

The Company has an active partnership and divestment portfolio, which takes into account opportunities for disposal of non-strategic assets in several areas in which it operates, whose development of transactions also depends on conditions beyond the control of the Company. The divestment projects and strategic partnerships follow the procedures aligned with the guidelines of the Brazilian Federal Auditor’s Office (Tribunal de Contas da União – TCU) and the current legislation.

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

					06.30.2022	12.31.2021
	E&P	RT&M	Gas & Power	Corporate and other business	Total	Total
Assets classified as held for sale
Cash and cash equivalents	-	−	7	−	7	13
Trade receivables	-	−	38	−	38	31
Inventories	-	83	1	−	84	73
Investments	-	54	271	2	327	210
Property, plant and equipment	5,025	161	1	2	5,189	1,975
Others	-	2	145	−	147	188
Total	5,025	300	463	4	5,792	2,490
Liabilities on assets classified as held for sale
Trade payables	-	-	1	-	1	2
Finance debt	-	-	-	35	35	1
Provision for decommissioning costs	1,756	-	-	-	1,756	833
Others	-	-	30	-	30	31
Total	1,756	−	31	35	1,822	867

22.1.	Transactions pending closing at June 30, 2022

The significant transactions signed prior to January 1, 2022 and pending closing at June 30, 2022 are: (i) sale of the Company’s entire interest in Peroá group of fields; (ii) sale of the Company’s entire interest in Papa-Terra producing field; (iii) sale of onshore fields in the states of Bahia, Ceará, Espírito Santo and Sergipe; (iv) sale of the Company’s entire interest in Gaspetro; (v) sale of Isaac Sabbá refinery (REMAN); (vi) sale of interest in Unidade de Industrialização de Xisto - SIX (a shale processing plant); and (vii) the Transfer of Rights Agreement and the Production Sharing Contract for the surplus volume of the Búzios field (for which more information is presented in note 16 – Intangible assets - Surplus volumes of Transfer of Rights Agreement).

Regarding the divestment of the REMAN refinery, on March 8, 2022, the Administrative Council for Economic Defense (CADE) published a statement declaring Act of Concentration and ordering the execution of diligence on this sale to Ream Participações S.A., which was signed in August 2021. This diligence is expected to last between 240 and 330 days as of November 2021. Petrobras continues to collaborate with CADE to obtain the approval for the transaction within the legal deadline.

In relation to the sale of 51% of Petrobras Gás S.A. (Gaspetro), it was closed on July 11, 2022, as described in note 30.

The following table presents the transactions for which agreements were signed in the six-month period ended June 30, 2022:

Transaction	Acquirer	Date of approval / signing	Transaction amount (*)	Further information
Sale of the Company's entire interest (100%) in a set of 22 production onshore and shallow water field concessions, together with its associated infrastructure, located in the Potiguar Basin, in the state of Rio Grande do Norte, jointly called the Potiguar group of fields.	3R Potiguar SA, subsidiary of 3R Petroleum Óleo e Gás SA	January 2022	1,385	a
Sale of the Company's entire interest in a set of four onshore production fields, with integrated facilities, located in the state of Espírito Santo, jointly called Norte Capixaba group of fields.	Petromais Global Exploração e Produção S.A. (renamed Origem Energia S.A.)	February 2022	478	b
Sale of the Company's entire interest in the Albacora Leste concession, located predominantly in deep waters in the Campos Basin.	Petro Rio Jaguar Petróleo Ltda. (PetroRio), subsidiary of Petro Rio S.A.	April 2022	1,951	c
Sale of the Company's entire interest (27.88%) in Deten Química S.A (Deten), a petrochemical plant located in the industrial hub of Camaçari, in the state of Bahia.	Cepsa Química S.A.	April 2022	112	d
Sale of the Lubrificantes e Derivados de Petróleo do Nordeste (LUBNOR) refinery and its associated logistics assets, located in the state of Ceará.	Grepar Participações Ltda.	May 2022	34	e
Sale of the Company's entire interest in a set of maritime concessions called Golfinho and Camarupim groups of fields, in deep waters in the post-salt, located in the Espírito Santo Basin.	BW Energy Maromba do Brasil Ltda (BWE)	June 2022	15	f
(*) Amounts considered at the signing of the transaction, not including contingent assets.
(**) Transactions signed in Brazilian reais are translated to U.S. dollars with the closing exchange rate of the period.

These transactions may provide for price adjustments until the closing of the transaction and be also subject to the fulfillment of conditions precedent, such as approval by the Brazilian Agency of Petroleum, Natural Gas and Biofuels (ANP) and CADE.

a)	Sale of Potiguar group of fields and related assets

The agreement provides for the receipt of US$ 110 at the transaction signing, US$ 1,040 at the transaction closing, and US$ 235 to be paid in 4 annual installments of US$ 58.75, starting in March 2024.

b)	Sale of Norte Capixaba group of fields

The agreement provides for the receipt of US$ 36 at the transaction signing, and US$ 442 at the transaction closing and up to US$ 66 in contingent payments provided for in the contract, depending on future Brent prices.

c)	Sale of Albacora Leste concession

The agreement provides for the receipt of US$ 293 at the transaction signing, US$ 1,658 at the transaction closing, and up to US$ 250 in contingent payments provided for in the contract, depending on future Brent prices.

d)	Sale of Deten petrochemical plant

The agreement provides for the receipt of 5% of the total amount at the transaction signing, and 95% at the transaction closing. Transaction closed in Brazilian reais (R$ 585 million).

e)	Sale of LUBNOR refinery

The agreement provides for the receipt of US$ 3 at the transaction signing, US$ 10 at the transaction closing, and 3 annual installments of US$ 7 expected to occur from 2024 to 2026.

f)	Sale of interest in Golfinho and Camarupim concessions

The agreement provides for the receipt of US$ 3 at the transaction signing, and US$ 12 at the transaction closing and up to US$ 60 in contingent payments provided for in the contract, depending on future Brent prices and the development of these assets.

22.2.	Transactions closed in the six-month period ended June 30, 2022

Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount (*) (**)	Gain/ (loss) (***)	Further information
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas.	Petromais Global Exploração e Produção S.A. (renamed Origem Energia S.A.)	July 2021 (S) February 2022 (C)	300	334	a
Sale of the Company's entire interest in 14 onshore production fields (Polo Recôncavo), in the state of Bahia	3R Candeias S.A, wholly-owned subsidiary of 3R Petroleum Óleo e Gás S.A.	December 2020 (S) May 2022 (C)	256	215	b
Total			556	549
(*) Amounts considered at the signing of the transaction, not including contingent assets. Transactions signed in Brazilian reais are translated to U.S. dollars with the closing exchange rate of the period.
(**) The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years, and advances referring to operations not completed.
(***) Recognized in “Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control” within other income and expenses (note 6).

The operations were concluded after the fulfillment of conditions precedent.

a)	Sale of Alagoas group of fields and related assets

The transaction was closed with the payment of US$ 240 to Petrobras in February 2022, in addition to the US$ 60 paid to Petrobras on the signing date (July 2021).

b)	Sale of Recôncavo group of onshore fields

The transaction was closed with the payment of US$ 246 to Petrobras in May 2022, in addition to the US$ 10 paid to Petrobras on the signing date (December 2020).

22.3.	Price adjustments – transactions closed in previous periods
a)	Sale of RLAM refinery assets

The transaction closed in November 2021 included price adjustments provided for in the contract, for which the Company recognized US$ 68 in January 2022 within other income and expenses. This sale is still subject to residual price adjustment.

22.4.	Contingent assets from disposed investments

Some disposed assets provide for receipts subject to contractual clauses, especially related to the Brent variation in sales related to E&P assets.

The divestments that may generate revenue recognition, accounted for within other income and expenses, are presented below:

Transaction	Closing date	Amounts subject to recognition	Assets recognized in Jan-Jun/2022	Assets recognized in previous periods
Sale in previous years
Riacho of Forquilha group of fields	December/2019	62	8	−
Pampo and Enchova group of fields	July/2020	650	125	36
Baúna field	November/2020	285	95	17
Frade field	February/2021	20	−	−
Ventura group of fields	July/2021	43	−	43
Miranga group of fields	December/2021	85	33	15
Cricare group of fields	December/2021	118	20	−
Total			281	111

22.5.	Other operation

On March 23, 2022, the dissolution of Participações em Complexos Bioenergéticos S.A. – PCBios, in which Petrobras held 50%, was concluded, after approval at this company's Extraordinary General Meeting. There were no accounting effects arising from this transaction.